EQUITY-BASED COMPENSATION (Details 3) - HSCP - Class C-1 Share in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Share	Dec. 31, 2017 USD ($) Share
Number of Units
Unvested, beginning of period | Share	0	0
Granted | Share	4,284	3,250
Canceled | Share	(847)	0
Vested | Share	(1,612)	(3,250)
Unvested, end of period | Share	1,825	0
Weighted Average Grant Date Fair Value (in dollars per share)
Unvested, beginning of period | $	$ 0.00	$ 0
Granted | $	0.48	470
Canceled | $	0.64	0
Vested | $	0.43	470
Unvested, end of period | $	$ 0.43	$ 0.00